Other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Other current assets [Abstract]
Schedule of Other Current Assets
	As of December 31,
	2023	2022
Governmental institutions	996	594
Prepaid expenses	484	422
Other	29	-
	1,509	1,016